Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 111,265	$ 88,644
Restricted cash	1,732	1,932
Accounts receivable	10,224	12,205
Prepaid domain name registry fees	55,237	56,779
Prepaid commissions	38,435	41,458
Prepaid and refundable taxes	6,810	7,235
Prepaid expenses and other current assets	23,883	27,855
Total current assets	247,586	236,108
Property and equipment—net	85,925	92,275
Operating lease right-of-use assets	90,519
Goodwill	1,835,310	1,849,065
Other intangible assets—net	245,002	352,516
Deferred financing costs	1,778	2,656
Investments	15,000	15,000
Prepaid domain name registry fees, net of current portion	11,107	11,207
Prepaid commissions, net of current portion	48,780	42,472
Deferred tax asset	64	0
Other assets	3,015	5,208
Total assets	2,584,086	2,606,507
Current liabilities:
Accounts payable	10,054	12,449
Accrued expenses	64,560	79,279
Accrued taxes	251	2,498
Accrued interest	23,434	25,259
Deferred revenue	369,475	371,758
Operating lease liabilities—short term	21,193
Current portion of notes payable	31,606	31,606
Current portion of financed equipment		8,379
Current portion of financed equipment	790
Deferred consideration—short term	2,201	2,425
Other current liabilities	2,165	3,147
Total current liabilities	525,729	536,800
Long-term deferred revenue	99,652	96,140
Operating lease liabilities—long term	78,151
Notes payable—long term, net of original issue discounts of $21,349 and $16,859, and deferred financing costs of $31,992 and $25,690, respectively	1,649,867	1,770,055
Deferred tax liability—long term	27,097	16,457
Deferred consideration—long term	0	1,364
Other liabilities	6,636	11,237
Total liabilities	2,387,132	2,432,053
Commitments and Contingencies (Note 18)
Stockholders’ equity:
Preferred Stock—par value $0.0001; 5,000,000 shares authorized; no shares issued or outstanding	0	0
Common Stock—par value $0.0001; 500,000,000 shares authorized; 143,444,515 and 146,259,868 shares issued at December 31, 2018 and December 31, 2019, respectively; 143,444,178 and 146,259,868 outstanding at December 31, 2018 and December 31, 2019, respectively	15	14
Additional paid-in capital	996,958	961,235
Accumulated other comprehensive loss	(4,088)	(3,211)
Accumulated deficit	(795,931)	(783,584)
Total stockholders’ equity	196,954	174,454
Total liabilities and stockholders’ equity	$ 2,584,086	$ 2,606,507